Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 106,465	$ 80,568	$ 93,325
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	33,338	8,126	(47,678)
Depreciation and amortization of equipment and leasehold improvements	2,487	2,747	2,269
Provision (reversal of provision) for loan losses	6,895	(1,598)	(8,343)
Provision (reversal of provision) for losses on off-balance sheet credit risk	1,627	381	(4,046)
Net gain on sale of securities available-for-sale	(1,871)	(1,522)	(6,030)
Gain on sale of premises and equipment	0	0	(5,626)
Compensation cost - compensation plans	2,246	2,996	2,271
Amortization of premium and discounts on investments	16,094	5,015	3,075
Net decrease (increase) in operating assets:
Trading assets	0	281	14,338
Investment funds	10,877	(7,174)	14,537
Accrued interest receivable	(7,211)	(2,908)	349
Other assets	(118,081)	6,169	3,786
Net increase (decrease) in operating liabilities:
Trading liabilities	(20)	(32,232)	26,720
Accrued interest payable	1,069	(4,157)	6,153
Other liabilities	116,536	(2,230)	2,250
Net change from discontinued operating activities	0	92	(256)
Net cash provided by operating activities	170,451	54,554	97,094
Cash flows from investing activities:
Effect on cash of desconsolidating a VIE	0	(2,135)	0
Net decrease (increase) in pledged deposits	(30,178)	5,487	9,475
Net decrease in deposits with original maturities greater than three months	0	0	30,000
Net increase in loans	(1,051,627)	(521,333)	(909,019)
Proceeds from the sale of loans	515,552	89,532	146,211
Acquisition of equipment and leasehold improvements	(150)	(476)	(10,823)
Proceeds from the sale of premises and equipment	0	0	8,023
Proceeds from the redemption of securities available-for-sale	62,535	34,277	15,277
Proceeds from the sale of securities available-for-sale	223,219	105,942	254,772
Proceeds from maturities of securities held-to-maturity	19,883	19,910	7,050
Purchases of investments available-for-sale	(321,545)	(313,036)	(39,982)
Purchases of investments held-to-maturity	(22,624)	(19,843)	(14,811)
Net change from discontinued investing activities	0	63	(3)
Net cash used in investing activities	(604,935)	(601,612)	(503,830)
Cash flows from financing activities:
Net increase in due to depositors	145,358	43,845	13,754
Net increase (decrease) in short-term borrowings and debt and securities sold under repurchase agreements	1,529	1,384,130	(93,071)
Proceeds from long-term borrowings and debt	641,138	273,270	817,827
Repayments of long-term borrowings and debt	(389,490)	(1,024,939)	(399,835)
Dividends paid	(54,262)	(46,025)	(39,714)
Subscriptions of redeemable noncontrolling interest	0	53,000	1,773
Redemptions of redeemable noncontrolling interest	0	(1,830)	(4,045)
Exercised stock options	1,469	3,702	13,136
Repurchase of common stock	(640)	(27)	0
Net change from discontinued financing activities	0	27	0
Net cash provided by financing activities	345,102	685,153	309,825
Effect of exchange rate fluctuations on cash and cash equivalents	1	80	(68)
Net Increase (decrease) in cash and cash equivalents	(89,381)	138,175	(96,979)
Cash and cash equivalents at beginning of the year	830,686	692,511	789,490
Cash and cash equivalents at end of the year	741,305	830,686	692,511
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 70,530	$ 86,368	$ 81,307